Accounts Receivable (Net Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Billed utility revenue	$ 54,294	$ 47,311
Unbilled utility revenue	33,590	29,361
Other	9,358	3,359
Gross accounts receivable	97,242	80,031
Less allowance for doubtful accounts	4,321	4,485	4,367	4,790
Net accounts receivable	$ 92,921	$ 75,546